Summary of basic and diluted earnings per share (Details) - GBP (£)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Basic And Diluted Incomeloss Per Share
Income/(loss) for the period		£ 512,658	£ (2,648,192)
Basic weighted average number of shares outstanding	[1]	551,923	390,202
Basic and diluted weighted average number of shares outstanding	[1]	674,398	390,202
Basic income/(loss) per share		£ 0.93	£ (6.79)
Diluted income/(loss) per share		£ 0.76	£ (6.79)

[1]	On November 18, 2022, the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new share. The outstanding shares presented above reflect the fifty for one reverse share split.